Investments in Companies Accounted for at Equity Method (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Revenues	$ 1,701,115	$ 1,492,988	$ 1,355,139
Net income	94,423	77,395	39,440
Total comprehensive income	116,847	47,408	81,085
Company's share of other comprehensive income	62	58	104
Company's share of profit	1,787	369	1,124
TSG [Member]
Disclosure of detailed information about investment property [line items]
Revenues	84,350	66,154	66,816
Net income	4,966	3,437	4,938
Other comprehensive income	124	116	208
Total comprehensive income	$ 5,090	$ 3,553	$ 5,146
Company's share in TSG	50.00%	50.00%	50.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ 2,545	$ 1,776	$ 2,573
Amortization of excess cost of intangible assets net of tax	(712)	(1,353)	(1,335)
Company's share of total comprehensive income	1,833	423	1,238
Company's share of other comprehensive income	62	58	104
Company's share of profit	1,771	365	1,134
Operating results total	$ 1,833	$ 423	$ 1,238